Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables And Accruals [Abstract]
Trade payables	$ 913	$ 1,318
Accrued compensation	6,099	3,146
Accrued litigation costs	151	2,363
Dividends	1,102	1,091
Success fee obligation - current portion	585	2,983
Accrued contingent partner payments & legal fees	4,077	1,140
Patent acquisition liability	1,000	9,000
Accrued other	1,718	2,164
Accrued liabilities current	$ 15,645	$ 23,205